SHARE- BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 17: -     SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Year ended December 31,
	2019	2018	2017

Share-based compensation – Attributable to equity holders of the Company	$814	$1,424	$2,244
Share-based compensation – Attributable to non-controlling interests (see Note 16e.)	764	307	-

	$1,578	$1,731	$2,244

Evogene Ltd. maintains three share option and incentive plans: the Evogene Share Option Plan (2002), the Evogene Ltd. Key Employee Share Incentive Plan, 2003, and the Evogene Ltd. 2013 Share Option Plan. All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares that generally expire 10 years from the grant date.

b.	Evogene Ltd. share-based payment plan for employees, directors and consultants:

During 2019, 2018 and 2017, the board of directors of Evogene Ltd. approved to grant its employees, directors and consultants 750,000, 555,000 and 1,537,250 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $314, $536 and $2,182, respectively.

c.	Evogene Ltd. share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of Evogene Ltd.:

	2019		2018		2017
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at January 1,	4,389,523	7.46	5,106,300	8.47	4,439,884	9.50

Grants	750,000	1.67	555,000	3.16	1,537,250	5.08

Exercised	-	-	(3,750)	2.64	(269,738)	2.18

Forfeited	(804,506)	7.13	(1,268,027)	9.66	(601,096)	10.22

Outstanding at December 31,	4,335,017	7.08	4,389,523	7.46	5,106,300	8.47

Exercisable at December 31,	2,855,405	9.09	2,843,582	8.95	3,146,823	10.73

The following table summarizes information about share options outstanding at December 31, 2019:

	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
1.41 – 3.05	827,343	9.47	1.81
3.08 – 5.66	1,436,636	7.70	4.72
5.67 – 8.04	216,000	6.07	7.60
8.10 – 10.69	748,538	1.89	8.70
10.92 – 20.55	1,106,500	4.28	12.86

Total	4,335,017	6.08	7.08

d.	The weighted average outstanding remaining contractual term of the options as of December 31, 2019 is 6.08 years (as of December 31, 2018, it was 5.81 years).

e.	The weighted average fair value of options granted during 2019 was $0.52 (for options granted during 2018, the fair value was $0.95).

f.
The fair value of Evogene Ltd. share options granted to employees, directors and consultants for the years ended December 31, 2019, 2018 and 2017 was estimated using the binomial model with the following assumptions:

	2019	2018	2017

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	33-34	35-42	42-43
Risk-free interest rate (%)	0.97-1.51	1.90-2.93	1.89-2.42
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10	5-10

The expected volatility of the share prices reflects the assumption that the historical volatility of the share prices is reasonably indicative of expected future trends.

g.	The Company's subsidiaries maintain share option and incentive plans with similar terms and conditions.

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company's subsidiaries:

	2019		2018
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at January 1,	205,543	0.05	-	-

Grants	255,370	0.2	206,043	0.05

Exercised	-	-	-	-

Forfeited	(875)	0.19	(500)	0.19

Outstanding at December 31,	460,038	0.13	205,543	0.05

Exercisable at December 31,	135,194	0.11	37,553	0.03

h.
The fair value of Company's subsidiaries share options granted to employees, directors and consultants for the years ended December 31, 2019 and 2018 was estimated using the binomial model with the following assumptions:

	2019	2018

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	48-72	50-56
Risk-free interest rate (%)	0.11-2.03	1.96-2.34
Suboptimal factor	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	8-10